UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3785

Fidelity Advisor Series I
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2015

Item 1. Reports to Stockholders

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Class Z

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.07%
Actual		$ 1,000.00	$ 962.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.32%
Actual		$ 1,000.00	$ 961.30	$ 6.53
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.72
Class B	1.87%
Actual		$ 1,000.00	$ 958.60	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,015.78	$ 9.50
Class C	1.82%
Actual		$ 1,000.00	$ 958.90	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.03	$ 9.25
Institutional Class	.82%
Actual		$ 1,000.00	$ 963.70	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class Z	.68%
Actual		$ 1,000.00	$ 964.20	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	7.5	10.2
Service Corp. International	4.6	3.9
Comcast Corp. Class A	3.7	3.6
Delta Air Lines, Inc.	3.2	2.3
Rock-Tenn Co. Class A	3.2	1.9
Boston Scientific Corp.	2.7	2.2
Ford Motor Co.	2.4	2.5
Bank of America Corp.	2.4	2.2
General Motors Co.	2.2	2.5
Merck & Co., Inc.	1.8	1.6
	33.7
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.4	23.9
Materials	13.0	14.2
Health Care	12.3	11.0
Industrials	11.7	10.6
Financials	11.4	10.7
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 94.4%		Stocks 93.9%
	Bonds 0.3%		Bonds 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 5.3%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	14.3%	** Foreign investments	17.2%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 2.2%
Delphi Automotive PLC	446,000	$ 30,654
Tenneco, Inc. (a)	630,300	32,410
TRW Automotive Holdings Corp. (a)	298,400	30,786
		93,850
Automobiles - 5.0%
Ford Motor Co.	7,095,667	104,377
General Motors Co.	2,976,872	97,106
General Motors Co.:
warrants 7/10/16 (a)	395,121	9,072
warrants 7/10/19 (a)	395,121	6,124
Motors Liquidation Co. GUC Trust (a)	100,812	1,653
		218,332
Diversified Consumer Services - 4.6%
Service Corp. International	8,897,167	201,343
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	849,156	26,596
Penn National Gaming, Inc. (a)	297,660	4,456
Station Holdco LLC unit (a)(g)(h)	116,342	31
		31,083
Household Durables - 2.3%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,181,000	4,063
Lennar Corp. Class A (d)	576,600	25,895
Newell Rubbermaid, Inc.	1,935,853	71,375
		101,333
Media - 7.3%
AMC Networks, Inc. Class A (a)	389,700	25,993
Cinemark Holdings, Inc.	2,129,655	79,159
Comcast Corp. Class A	3,007,466	159,832
Gray Television, Inc. (a)	3,167,163	29,961
Nexstar Broadcasting Group, Inc. Class A	394,502	19,684
		314,629
Specialty Retail - 2.3%
Asbury Automotive Group, Inc. (a)	314,878	23,367
GameStop Corp. Class A (d)	1,349,375	47,565
Sally Beauty Holdings, Inc. (a)	961,500	29,883
		100,815
TOTAL CONSUMER DISCRETIONARY		1,061,385
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.7%
Food Products - 1.3%
ConAgra Foods, Inc.	438,800	$ 15,547
Darling International, Inc. (a)	2,452,617	41,645
		57,192
Personal Products - 0.4%
Revlon, Inc. (a)	459,739	15,052
TOTAL CONSUMER STAPLES		72,244
ENERGY - 7.5%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	90,000	2,524
Halliburton Co.	943,707	37,739
Noble Corp.	753,990	12,230
Oil States International, Inc. (a)	203,434	8,355
Schlumberger Ltd.	90,600	7,465
Transocean Ltd. (United States) (d)	316,300	5,156
		73,469
Oil, Gas & Consumable Fuels - 5.8%
Continental Resources, Inc. (a)(d)	720,726	32,721
Hess Corp.	783,890	52,905
HollyFrontier Corp.	1,208,529	43,410
Peabody Energy Corp. (d)	1,969,875	12,272
QEP Resources, Inc.	795,900	16,093
Range Resources Corp.	202,800	9,384
Valero Energy Corp.	1,003,334	53,056
Western Refining, Inc.	393,586	14,614
Whiting Petroleum Corp. (a)	641,318	19,252
		253,707
TOTAL ENERGY		327,176
FINANCIALS - 11.2%
Banks - 7.6%
Bank of America Corp.	6,881,001	104,247
Barclays PLC sponsored ADR (d)	1,945,679	27,317
CIT Group, Inc.	170,690	7,480
Citigroup, Inc.	1,110,553	52,140
Huntington Bancshares, Inc.	7,094,120	71,083
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	4,218,220	$ 36,699
SunTrust Banks, Inc.	836,400	32,134
		331,100
Consumer Finance - 1.0%
American Express Co.	515,752	41,616
Insurance - 1.1%
AFLAC, Inc.	530,400	30,275
Lincoln National Corp.	360,400	18,013
		48,288
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	355,926	11,614
Host Hotels & Resorts, Inc.	832,331	19,052
Sabra Health Care REIT, Inc.	452,492	14,796
		45,462
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	17,198
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,797
TOTAL FINANCIALS		486,461
HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	8,034,144	118,986
Medtronic PLC	273,726	19,544
		138,530
Health Care Providers & Services - 5.8%
Community Health Systems, Inc. (a)	1,152,373	54,242
DaVita HealthCare Partners, Inc. (a)	464,906	34,896
HCA Holdings, Inc. (a)	998,521	70,695
Tenet Healthcare Corp. (a)	1,401,363	59,250
Universal Health Services, Inc. Class B	317,795	32,584
		251,667
Life Sciences Tools & Services - 0.4%
PRA Health Sciences, Inc.	574,700	15,017
Pharmaceuticals - 2.9%
Johnson & Johnson	127,900	12,808
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,321,200	$ 79,642
Sanofi SA sponsored ADR	745,266	34,349
		126,799
TOTAL HEALTH CARE		532,013
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	387,924	37,923
Huntington Ingalls Industries, Inc.	196,360	22,896
Textron, Inc.	497,300	21,165
		81,984
Airlines - 5.6%
American Airlines Group, Inc.	1,236,200	60,673
Delta Air Lines, Inc.	2,920,820	138,184
Southwest Airlines Co.	478,033	21,598
United Continental Holdings, Inc. (a)	309,700	21,484
		241,939
Building Products - 0.5%
Allegion PLC	201,992	10,910
Armstrong World Industries, Inc. (a)	240,781	12,208
		23,118
Commercial Services & Supplies - 0.8%
Civeo Corp.	406,868	1,192
Deluxe Corp.	380,287	24,692
Tyco International Ltd.	267,791	10,929
		36,813
Electrical Equipment - 0.5%
Emerson Electric Co.	136,500	7,772
Generac Holdings, Inc. (a)(d)	373,058	16,318
		24,090
Industrial Conglomerates - 0.5%
General Electric Co.	896,117	21,408
Machinery - 1.0%
Ingersoll-Rand PLC	605,977	40,237
Pentair PLC	64,254	3,972
		44,209
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.3%
Genco Shipping & Trading Ltd. (a)	457,020	$ 5,302
Navios Maritime Holdings, Inc. (d)	1,788,039	6,491
		11,793
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	583,000	11,963
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	133,600	11,069
TOTAL INDUSTRIALS		508,386
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,982,651	52,273
Electronic Equipment & Components - 1.8%
Avnet, Inc.	489,587	20,377
Belden, Inc.	455,836	37,807
Corning, Inc.	605,400	14,390
Viasystems Group, Inc. (a)	441,914	7,075
		79,649
Internet Software & Services - 0.3%
VeriSign, Inc. (a)(d)	194,300	10,585
IT Services - 0.1%
Global Cash Access Holdings, Inc. (a)	942,420	6,229
Semiconductors & Semiconductor Equipment - 3.7%
Freescale Semiconductor, Inc. (a)(d)	939,600	30,152
Intersil Corp. Class A	1,177,013	16,843
Micron Technology, Inc. (a)	1,890,455	55,324
NXP Semiconductors NV (a)	403,936	32,048
ON Semiconductor Corp. (a)	2,545,694	25,482
		159,849
Software - 1.4%
Citrix Systems, Inc. (a)	190,801	11,307
Microsoft Corp.	1,258,432	50,841
		62,148
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 1.2%
EMC Corp.	1,160,700	$ 30,097
NCR Corp. (a)	882,069	22,405
		52,502
TOTAL INFORMATION TECHNOLOGY		423,235
MATERIALS - 13.0%
Chemicals - 8.6%
H.B. Fuller Co.	380,376	15,652
LyondellBasell Industries NV Class A	4,142,190	327,602
OMNOVA Solutions, Inc. (a)(e)	2,609,132	17,899
Phosphate Holdings, Inc. (a)	192,500	19
W.R. Grace & Co. (a)	154,904	13,427
		374,599
Containers & Packaging - 3.5%
Rock-Tenn Co. Class A	2,125,302	137,932
Sealed Air Corp.	378,366	15,324
		153,256
Metals & Mining - 0.1%
Ormet Corp. (a)	650,000	9
TimkenSteel Corp.	93,783	2,532
		2,541
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (a)	1,221,110	19,990
Neenah Paper, Inc.	231,700	13,295
		33,285
TOTAL MATERIALS		563,681
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp. (d)	4,666,144	31,333
Intelsat SA (a)	855,300	13,471
Level 3 Communications, Inc. (a)	297,341	14,790
		59,594
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.3%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	$ 13,785
Independent Power Producers & Renewable Electricity Producers - 1.0%
Calpine Corp. (a)	1,970,200	41,138
TOTAL UTILITIES		54,923
TOTAL COMMON STOCKS (Cost $2,588,601)		4,089,098
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $9,025)	360,987	9,494
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Offshore Group Investment Ltd. 7.5% 11/1/19	$ 11,640	7,566
SAExploration Holdings, Inc. 10% 7/15/19 (f)	12,653	7,465
TOTAL NONCONVERTIBLE BONDS (Cost $23,189)		15,031
Money Market Funds - 8.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	238,903,444	$ 238,903
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	133,797,729	133,798
TOTAL MONEY MARKET FUNDS (Cost $372,701)		372,701
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $2,993,516)		4,486,324
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(145,161)
NET ASSETS - 100%		$ 4,341,163
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,465,000 or 0.2% of net assets.

(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 4,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 168
Fidelity Securities Lending Cash Central Fund	512
Total	$ 680
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 38,576	$ -	$ -	$ -	$ -
OMNOVA Solutions, Inc.	21,056	-	-	-	17,899
Total	$ 59,632	$ -	$ -	$ -	$ 17,899
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,061,385	$ 1,061,354	$ -	$ 31
Consumer Staples	72,244	72,244	-	-
Energy	327,176	327,176	-	-
Financials	495,955	495,955	-	-
Health Care	532,013	532,013	-	-
Industrials	508,386	508,386	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 423,235	$ 423,235	$ -	$ -
Materials	563,681	563,681	-	-
Telecommunication Services	59,594	59,594	-	-
Utilities	54,923	54,923	-	-
Corporate Bonds	15,031	-	15,031	-
Money Market Funds	372,701	372,701	-	-
Total Investments in Securities:	$ 4,486,324	$ 4,471,262	$ 15,031	$ 31
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.7%
Netherlands	8.2%
Ireland	1.9%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $128,770) - See accompanying schedule: Unaffiliated issuers (cost $2,600,542)	$ 4,095,724
Fidelity Central Funds (cost $372,701)	372,701
Other affiliated issuers (cost $20,273)	17,899
Total Investments (cost $2,993,516)		$ 4,486,324
Receivable for fund shares sold		4,123
Dividends receivable		1,486
Interest receivable		274
Distributions receivable from Fidelity Central Funds		275
Prepaid expenses		9
Other receivables		4
Total assets		4,492,495

Liabilities
Payable for investments purchased	$ 186
Payable for fund shares redeemed	13,088
Accrued management fee	2,218
Distribution and service plan fees payable	1,215
Other affiliated payables	782
Other payables and accrued expenses	45
Collateral on securities loaned, at value	133,798
Total liabilities		151,332

Net Assets		$ 4,341,163
Net Assets consist of:
Paid in capital		$ 3,118,502
Distributions in excess of net investment income		(1,022)
Accumulated undistributed net realized gain (loss) on investments		(269,125)
Net unrealized appreciation (depreciation) on investments		1,492,808
Net Assets		$ 4,341,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,496,464 ÷ 27,630.5 shares)	$ 54.16

Maximum offering price per share (100/94.25 of $54.16)	$ 57.46
Class T: Net Asset Value and redemption price per share ($894,251 ÷ 16,857.8 shares)	$ 53.05

Maximum offering price per share (100/96.50 of $53.05)	$ 54.97
Class B: Net Asset Value and offering price per share ($36,423 ÷ 719.8 shares)A	$ 50.60

Class C: Net Asset Value and offering price per share ($569,508 ÷ 11,235.2 shares)A	$ 50.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,303,879 ÷ 23,732.1 shares)	$ 54.94

Class Z: Net Asset Value, offering price and redemption price per share ($40,638 ÷ 739.5 shares)	$ 54.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)
Investment Income
Dividends		$ 33,911
Interest		835
Income from Fidelity Central Funds		680
Total income		35,426

Expenses
Management fee	$ 13,856
Transfer agent fees	4,288
Distribution and service plan fees	7,689
Accounting and security lending fees	547
Custodian fees and expenses	22
Independent trustees' compensation	10
Registration fees	127
Audit	36
Legal	11
Miscellaneous	43
Total expenses before reductions	26,629
Expense reductions	-	26,629
Net investment income (loss)		8,797
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		74,708
Change in net unrealized appreciation (depreciation) on investment securities		(260,299)
Net gain (loss)		(185,591)
Net increase (decrease) in net assets resulting from operations		$ (176,794)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,797	$ 17,467
Net realized gain (loss)	74,708	14,835
Change in net unrealized appreciation (depreciation)	(260,299)	643,632
Net increase (decrease) in net assets resulting from operations	(176,794)	675,934
Distributions to shareholders from net investment income	(22,284)	(11,575)
Distributions to shareholders from net realized gain	(495)	-
Total distributions	(22,779)	(11,575)
Share transactions - net increase (decrease)	(196,094)	(1,727)
Total increase (decrease) in net assets	(395,667)	662,632

Net Assets
Beginning of period	4,736,830	4,074,198
End of period (including distributions in excess of net investment income of $1,022 and undistributed net investment income of $12,465, respectively)	$ 4,341,163	$ 4,736,830

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.57	$ 48.63	$ 34.29	$ 35.01	$ 28.55	$ 23.69
Income from Investment Operations
Net investment income (loss) E	.13	.26	.44 H	.11	(.08)	.05
Net realized and unrealized gain (loss)	(2.24)	7.84	13.94	(.51)	6.61	4.91
Total from investment operations	(2.11)	8.10	14.38	(.40)	6.53	4.96
Distributions from net investment income	(.29)	(.16)	(.04)	(.32)	(.01) I	(.09)
Distributions from net realized gain	(.01)	-	-	-	(.06) I	(.01)
Total distributions	(.30)	(.16)	(.04)	(.32)	(.07)	(.10)
Net asset value, end of period	$ 54.16	$ 56.57	$ 48.63	$ 34.29	$ 35.01	$ 28.55
Total Return B, C, D	(3.77)%	16.70%	41.95%	(1.04)%	22.88%	20.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.07% A	1.07%	1.11%	1.13%	1.13%	1.15%
Expenses net of fee waivers, if any	1.07% A	1.07%	1.11%	1.13%	1.13%	1.15%
Expenses net of all reductions	1.07% A	1.07%	1.10%	1.13%	1.12%	1.15%
Net investment income (loss)	.46% A	.49%	1.07% H	.33%	(.23)%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 1,496	$ 1,750	$ 1,490	$ 1,106	$ 1,426	$ 1,428
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.35	$ 47.59	$ 33.60	$ 34.36	$ 28.05	$ 23.30
Income from Investment Operations
Net investment income (loss) E	.06	.13	.34 H	.03	(.15)	(.01)
Net realized and unrealized gain (loss)	(2.19)	7.67	13.65	(.50)	6.48	4.83
Total from investment operations	(2.13)	7.80	13.99	(.47)	6.33	4.82
Distributions from net investment income	(.16)	(.04)	- K	(.29)	- I	(.06)
Distributions from net realized gain	(.01)	-	-	-	(.02) I	(.01)
Total distributions	(.17)	(.04)	- K	(.29)	(.02)	(.07)
Net asset value, end of period	$ 53.05	$ 55.35	$ 47.59	$ 33.60	$ 34.36	$ 28.05
Total Return B, C, D	(3.87)%	16.41%	41.65%	(1.26)%	22.58%	20.72%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.32%	1.34%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.32% A	1.31%	1.34%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.32% A	1.31%	1.33%	1.35%	1.35%	1.37%
Net investment income (loss)	.22% A	.25%	.85% H	.11%	(.45)%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 894	$ 1,007	$ 1,012	$ 753	$ 906	$ 867
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.79	$ 45.60	$ 32.38	$ 33.24	$ 27.27	$ 22.73
Income from Investment Operations
Net investment income (loss) E	(.09)	(.15)	.10 H	(.15)	(.33)	(.17)
Net realized and unrealized gain (loss)	(2.09)	7.34	13.12	(.49)	6.30	4.72
Total from investment operations	(2.18)	7.19	13.22	(.64)	5.97	4.55
Distributions from net investment income	-	-	-	(.22)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.01)	-	-	(.22)	-	(.01)
Net asset value, end of period	$ 50.60	$ 52.79	$ 45.60	$ 32.38	$ 33.24	$ 27.27
Total Return B, C, D	(4.14)%	15.77%	40.83%	(1.85)%	21.89%	20.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87% A	1.87%	1.91%	1.94%	1.93%	1.96%
Expenses net of fee waivers, if any	1.87% A	1.87%	1.91%	1.94%	1.93%	1.96%
Expenses net of all reductions	1.87% A	1.87%	1.91%	1.93%	1.92%	1.96%
Net investment income (loss)	(.34)% A	(.31)%	.27% H	(.48)%	(1.03)%	(.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 54	$ 80	$ 84	$ 121	$ 131
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.87	$ 45.65	$ 32.40	$ 33.24	$ 27.26	$ 22.70
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	.13 H	(.12)	(.31)	(.15)
Net realized and unrealized gain (loss)	(2.09)	7.35	13.12	(.49)	6.29	4.72
Total from investment operations	(2.17)	7.22	13.25	(.61)	5.98	4.57
Distributions from net investment income	-	-	-	(.23)	-	- J
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.01)	-	-	(.23)	-	(.01)
Net asset value, end of period	$ 50.69	$ 52.87	$ 45.65	$ 32.40	$ 33.24	$ 27.26
Total ReturnB, C, D	(4.11)%	15.82%	40.90%	(1.76)%	21.94%	20.13%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.82%	1.85%	1.87%	1.86%	1.89%
Expenses net of fee waivers, if any	1.82% A	1.82%	1.85%	1.87%	1.86%	1.89%
Expenses net of all reductions	1.82% A	1.82%	1.85%	1.86%	1.86%	1.89%
Net investment income (loss)	(.29)% A	(.26)%	.33% H	(.41)%	(.97)%	(.56)%
Supplemental Data
Net assets, end of period (in millions)	$ 570	$ 614	$ 527	$ 405	$ 522	$ 525
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.46	$ 49.39	$ 34.77	$ 35.44	$ 28.90	$ 23.97
Income from Investment Operations
Net investment income (loss) D	.20	.40	.57 G	.20	.02	.13
Net realized and unrealized gain (loss)	(2.26)	7.95	14.13	(.52)	6.67	4.96
Total from investment operations	(2.06)	8.35	14.70	(.32)	6.69	5.09
Distributions from net investment income	(.45)	(.28)	(.08)	(.35)	(.05) H	(.15)
Distributions from net realized gain	(.01)	-	-	-	(.10) H	(.01)
Total distributions	(.46)	(.28)	(.08)	(.35)	(.15)	(.16)
Net asset value, end of period	$ 54.94	$ 57.46	$ 49.39	$ 34.77	$ 35.44	$ 28.90
Total Return B, C	(3.63)%	16.99%	42.34%	(.77)%	23.21%	21.30%
Ratios to Average Net Assets E, I
Expenses before reductions	.82% A	.82%	.84%	.86%	.85%	.87%
Expenses net of fee waivers, if any	.82% A	.82%	.84%	.86%	.85%	.87%
Expenses net of all reductions	.82% A	.81%	.84%	.85%	.85%	.87%
Net investment income (loss)	.72% A	.75%	1.34% G	.60%	.04%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1,304	$ 1,272	$ 965	$ 631	$ 694	$ 710
Portfolio turnover rate F	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

	Six months ended January 31, 2015	Year ended July 31,
	(Unaudited)	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 57.51	$ 49.58
Income from Investment Operations
Net investment income (loss) D	.24	.48
Net realized and unrealized gain (loss)	(2.27)	7.77
Total from investment operations	(2.03)	8.25
Distributions from net investment income	(.52)	(.32)
Distributions from net realized gain	(.01)	-
Total distributions	(.53)	(.32)
Net asset value, end of period	$ 54.95	$ 57.51
Total Return B, C	(3.58) %	16.72%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.68% A
Expenses net of fee waivers, if any	.68% A	.68% A
Expenses net of all reductions	.68% A	.68% A
Net investment income (loss)	.85% A	.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 40
Portfolio turnover rate F	7% A	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to July 31, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,662,922
Gross unrealized depreciation	(170,177)
Net unrealized appreciation (depreciation) on securities	$ 1,492,745

Tax cost	$ 2,993,579

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (336,074)

The Fund elected to defer to its next fiscal year approximately $7,161 of capital losses recognized during the period November 1, 2013 to July 31, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $145,810 and $307,412, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,043	$ 40
Class T	.25%	.25%	2,420	-
Class B	.75%	.25%	222	167
Class C	.75%	.25%	3,004	292
			$ 7,689	$ 499

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 103
Class T	16
Class B*	6
Class C*	25
$ 150

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 1,553.19
Class T	887.18
Class B	52.24
Class C	569.19
Institutional Class	1,217.18
Class Z	10.05
	$ 4,288

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,396. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $512, including $25 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of nineteen dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net investment income
Class A	$ 8,435	$ 5,026
Class T	2,856	905
Institutional Class	10,623	5,634
Class Z	370	10
Total	$ 22,284	$ 11,575
From net realized gain
Class A	$ 169	$ -
Class T	104	-
Class B	5	-
Class C	68	-
Institutional Class	145	-
Class Z	4	-
Total	$ 495	$ -

A Distributions for Class Z are for the period August 31, 2013 (commencement of sale of shares) to July 31, 2014.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014 A	Six months ended January 31, 2015	Year ended July 31, 2014 A
Class A
Shares sold	2,321	8,400	$ 129,575	$ 439,268
Reinvestment of distributions	144	94	8,240	4,657
Shares redeemed	(5,767)	(8,210)	(321,162)	(436,610)
Net increase (decrease)	(3,302)	284	$ (183,347)	$ 7,315
Class T
Shares sold	1,446	3,963	$ 79,049	$ 203,269
Reinvestment of distributions	50	18	2,784	845
Shares redeemed	(2,836)	(7,046)	(154,525)	(360,634)
Net increase (decrease)	(1,340)	(3,065)	$ (72,692)	$ (156,520)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014 A	Six months ended January 31, 2015	Year ended July 31, 2014 A
Class B
Shares sold	11	15	$ 546	$ 708
Reinvestment of distributions	-*	-	4	-
Shares redeemed	(305)	(753)	(15,927)	(37,289)
Net increase (decrease)	(294)	(738)	$ (15,377)	$ (36,581)
Class C
Shares sold	589	1,696	$ 30,683	$ 83,424
Reinvestment of distributions	1	-	57	-
Shares redeemed	(966)	(1,619)	(50,091)	(79,990)
Net increase (decrease)	(376)	77	$ (19,351)	$ 3,434
Institutional Class
Shares sold	5,265	8,523	$ 299,116	$ 459,603
Reinvestment of distributions	163	93	9,472	4,709
Shares redeemed	(3,833)	(6,027)	(216,339)	(321,354)
Net increase (decrease)	1,595	2,589	$ 92,249	$ 142,958
Class Z
Shares sold	141	758	$ 7,963	$ 40,956
Reinvestment of distributions	6	-**	374	10
Shares redeemed	(106)	(59)	(5,913)	(3,299)
Net increase (decrease)	41	699	$ 2,424	$ 37,667

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to July 31, 2014.

* Amount represents eighty-one shares.

** Amount represents one hundred eighty-seven shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALSFZ-USAN-0315
1.9586380.101

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.07%
Actual		$ 1,000.00	$ 962.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.32%
Actual		$ 1,000.00	$ 961.30	$ 6.53
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.72
Class B	1.87%
Actual		$ 1,000.00	$ 958.60	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,015.78	$ 9.50
Class C	1.82%
Actual		$ 1,000.00	$ 958.90	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.03	$ 9.25
Institutional Class	.82%
Actual		$ 1,000.00	$ 963.70	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class Z	.68%
Actual		$ 1,000.00	$ 964.20	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	7.5	10.2
Service Corp. International	4.6	3.9
Comcast Corp. Class A	3.7	3.6
Delta Air Lines, Inc.	3.2	2.3
Rock-Tenn Co. Class A	3.2	1.9
Boston Scientific Corp.	2.7	2.2
Ford Motor Co.	2.4	2.5
Bank of America Corp.	2.4	2.2
General Motors Co.	2.2	2.5
Merck & Co., Inc.	1.8	1.6
	33.7
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.4	23.9
Materials	13.0	14.2
Health Care	12.3	11.0
Industrials	11.7	10.6
Financials	11.4	10.7
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 94.4%		Stocks 93.9%
	Bonds 0.3%		Bonds 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 5.3%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	14.3%	** Foreign investments	17.2%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 2.2%
Delphi Automotive PLC	446,000	$ 30,654
Tenneco, Inc. (a)	630,300	32,410
TRW Automotive Holdings Corp. (a)	298,400	30,786
		93,850
Automobiles - 5.0%
Ford Motor Co.	7,095,667	104,377
General Motors Co.	2,976,872	97,106
General Motors Co.:
warrants 7/10/16 (a)	395,121	9,072
warrants 7/10/19 (a)	395,121	6,124
Motors Liquidation Co. GUC Trust (a)	100,812	1,653
		218,332
Diversified Consumer Services - 4.6%
Service Corp. International	8,897,167	201,343
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	849,156	26,596
Penn National Gaming, Inc. (a)	297,660	4,456
Station Holdco LLC unit (a)(g)(h)	116,342	31
		31,083
Household Durables - 2.3%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,181,000	4,063
Lennar Corp. Class A (d)	576,600	25,895
Newell Rubbermaid, Inc.	1,935,853	71,375
		101,333
Media - 7.3%
AMC Networks, Inc. Class A (a)	389,700	25,993
Cinemark Holdings, Inc.	2,129,655	79,159
Comcast Corp. Class A	3,007,466	159,832
Gray Television, Inc. (a)	3,167,163	29,961
Nexstar Broadcasting Group, Inc. Class A	394,502	19,684
		314,629
Specialty Retail - 2.3%
Asbury Automotive Group, Inc. (a)	314,878	23,367
GameStop Corp. Class A (d)	1,349,375	47,565
Sally Beauty Holdings, Inc. (a)	961,500	29,883
		100,815
TOTAL CONSUMER DISCRETIONARY		1,061,385
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.7%
Food Products - 1.3%
ConAgra Foods, Inc.	438,800	$ 15,547
Darling International, Inc. (a)	2,452,617	41,645
		57,192
Personal Products - 0.4%
Revlon, Inc. (a)	459,739	15,052
TOTAL CONSUMER STAPLES		72,244
ENERGY - 7.5%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	90,000	2,524
Halliburton Co.	943,707	37,739
Noble Corp.	753,990	12,230
Oil States International, Inc. (a)	203,434	8,355
Schlumberger Ltd.	90,600	7,465
Transocean Ltd. (United States) (d)	316,300	5,156
		73,469
Oil, Gas & Consumable Fuels - 5.8%
Continental Resources, Inc. (a)(d)	720,726	32,721
Hess Corp.	783,890	52,905
HollyFrontier Corp.	1,208,529	43,410
Peabody Energy Corp. (d)	1,969,875	12,272
QEP Resources, Inc.	795,900	16,093
Range Resources Corp.	202,800	9,384
Valero Energy Corp.	1,003,334	53,056
Western Refining, Inc.	393,586	14,614
Whiting Petroleum Corp. (a)	641,318	19,252
		253,707
TOTAL ENERGY		327,176
FINANCIALS - 11.2%
Banks - 7.6%
Bank of America Corp.	6,881,001	104,247
Barclays PLC sponsored ADR (d)	1,945,679	27,317
CIT Group, Inc.	170,690	7,480
Citigroup, Inc.	1,110,553	52,140
Huntington Bancshares, Inc.	7,094,120	71,083
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	4,218,220	$ 36,699
SunTrust Banks, Inc.	836,400	32,134
		331,100
Consumer Finance - 1.0%
American Express Co.	515,752	41,616
Insurance - 1.1%
AFLAC, Inc.	530,400	30,275
Lincoln National Corp.	360,400	18,013
		48,288
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	355,926	11,614
Host Hotels & Resorts, Inc.	832,331	19,052
Sabra Health Care REIT, Inc.	452,492	14,796
		45,462
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	17,198
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,797
TOTAL FINANCIALS		486,461
HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	8,034,144	118,986
Medtronic PLC	273,726	19,544
		138,530
Health Care Providers & Services - 5.8%
Community Health Systems, Inc. (a)	1,152,373	54,242
DaVita HealthCare Partners, Inc. (a)	464,906	34,896
HCA Holdings, Inc. (a)	998,521	70,695
Tenet Healthcare Corp. (a)	1,401,363	59,250
Universal Health Services, Inc. Class B	317,795	32,584
		251,667
Life Sciences Tools & Services - 0.4%
PRA Health Sciences, Inc.	574,700	15,017
Pharmaceuticals - 2.9%
Johnson & Johnson	127,900	12,808
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,321,200	$ 79,642
Sanofi SA sponsored ADR	745,266	34,349
		126,799
TOTAL HEALTH CARE		532,013
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	387,924	37,923
Huntington Ingalls Industries, Inc.	196,360	22,896
Textron, Inc.	497,300	21,165
		81,984
Airlines - 5.6%
American Airlines Group, Inc.	1,236,200	60,673
Delta Air Lines, Inc.	2,920,820	138,184
Southwest Airlines Co.	478,033	21,598
United Continental Holdings, Inc. (a)	309,700	21,484
		241,939
Building Products - 0.5%
Allegion PLC	201,992	10,910
Armstrong World Industries, Inc. (a)	240,781	12,208
		23,118
Commercial Services & Supplies - 0.8%
Civeo Corp.	406,868	1,192
Deluxe Corp.	380,287	24,692
Tyco International Ltd.	267,791	10,929
		36,813
Electrical Equipment - 0.5%
Emerson Electric Co.	136,500	7,772
Generac Holdings, Inc. (a)(d)	373,058	16,318
		24,090
Industrial Conglomerates - 0.5%
General Electric Co.	896,117	21,408
Machinery - 1.0%
Ingersoll-Rand PLC	605,977	40,237
Pentair PLC	64,254	3,972
		44,209
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.3%
Genco Shipping & Trading Ltd. (a)	457,020	$ 5,302
Navios Maritime Holdings, Inc. (d)	1,788,039	6,491
		11,793
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	583,000	11,963
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	133,600	11,069
TOTAL INDUSTRIALS		508,386
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,982,651	52,273
Electronic Equipment & Components - 1.8%
Avnet, Inc.	489,587	20,377
Belden, Inc.	455,836	37,807
Corning, Inc.	605,400	14,390
Viasystems Group, Inc. (a)	441,914	7,075
		79,649
Internet Software & Services - 0.3%
VeriSign, Inc. (a)(d)	194,300	10,585
IT Services - 0.1%
Global Cash Access Holdings, Inc. (a)	942,420	6,229
Semiconductors & Semiconductor Equipment - 3.7%
Freescale Semiconductor, Inc. (a)(d)	939,600	30,152
Intersil Corp. Class A	1,177,013	16,843
Micron Technology, Inc. (a)	1,890,455	55,324
NXP Semiconductors NV (a)	403,936	32,048
ON Semiconductor Corp. (a)	2,545,694	25,482
		159,849
Software - 1.4%
Citrix Systems, Inc. (a)	190,801	11,307
Microsoft Corp.	1,258,432	50,841
		62,148
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 1.2%
EMC Corp.	1,160,700	$ 30,097
NCR Corp. (a)	882,069	22,405
		52,502
TOTAL INFORMATION TECHNOLOGY		423,235
MATERIALS - 13.0%
Chemicals - 8.6%
H.B. Fuller Co.	380,376	15,652
LyondellBasell Industries NV Class A	4,142,190	327,602
OMNOVA Solutions, Inc. (a)(e)	2,609,132	17,899
Phosphate Holdings, Inc. (a)	192,500	19
W.R. Grace & Co. (a)	154,904	13,427
		374,599
Containers & Packaging - 3.5%
Rock-Tenn Co. Class A	2,125,302	137,932
Sealed Air Corp.	378,366	15,324
		153,256
Metals & Mining - 0.1%
Ormet Corp. (a)	650,000	9
TimkenSteel Corp.	93,783	2,532
		2,541
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (a)	1,221,110	19,990
Neenah Paper, Inc.	231,700	13,295
		33,285
TOTAL MATERIALS		563,681
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp. (d)	4,666,144	31,333
Intelsat SA (a)	855,300	13,471
Level 3 Communications, Inc. (a)	297,341	14,790
		59,594
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.3%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	$ 13,785
Independent Power Producers & Renewable Electricity Producers - 1.0%
Calpine Corp. (a)	1,970,200	41,138
TOTAL UTILITIES		54,923
TOTAL COMMON STOCKS (Cost $2,588,601)		4,089,098
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $9,025)	360,987	9,494
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Offshore Group Investment Ltd. 7.5% 11/1/19	$ 11,640	7,566
SAExploration Holdings, Inc. 10% 7/15/19 (f)	12,653	7,465
TOTAL NONCONVERTIBLE BONDS (Cost $23,189)		15,031
Money Market Funds - 8.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	238,903,444	$ 238,903
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	133,797,729	133,798
TOTAL MONEY MARKET FUNDS (Cost $372,701)		372,701
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $2,993,516)		4,486,324
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(145,161)
NET ASSETS - 100%		$ 4,341,163
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,465,000 or 0.2% of net assets.

(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 4,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 168
Fidelity Securities Lending Cash Central Fund	512
Total	$ 680
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 38,576	$ -	$ -	$ -	$ -
OMNOVA Solutions, Inc.	21,056	-	-	-	17,899
Total	$ 59,632	$ -	$ -	$ -	$ 17,899
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,061,385	$ 1,061,354	$ -	$ 31
Consumer Staples	72,244	72,244	-	-
Energy	327,176	327,176	-	-
Financials	495,955	495,955	-	-
Health Care	532,013	532,013	-	-
Industrials	508,386	508,386	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 423,235	$ 423,235	$ -	$ -
Materials	563,681	563,681	-	-
Telecommunication Services	59,594	59,594	-	-
Utilities	54,923	54,923	-	-
Corporate Bonds	15,031	-	15,031	-
Money Market Funds	372,701	372,701	-	-
Total Investments in Securities:	$ 4,486,324	$ 4,471,262	$ 15,031	$ 31
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.7%
Netherlands	8.2%
Ireland	1.9%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $128,770) - See accompanying schedule: Unaffiliated issuers (cost $2,600,542)	$ 4,095,724
Fidelity Central Funds (cost $372,701)	372,701
Other affiliated issuers (cost $20,273)	17,899
Total Investments (cost $2,993,516)		$ 4,486,324
Receivable for fund shares sold		4,123
Dividends receivable		1,486
Interest receivable		274
Distributions receivable from Fidelity Central Funds		275
Prepaid expenses		9
Other receivables		4
Total assets		4,492,495

Liabilities
Payable for investments purchased	$ 186
Payable for fund shares redeemed	13,088
Accrued management fee	2,218
Distribution and service plan fees payable	1,215
Other affiliated payables	782
Other payables and accrued expenses	45
Collateral on securities loaned, at value	133,798
Total liabilities		151,332

Net Assets		$ 4,341,163
Net Assets consist of:
Paid in capital		$ 3,118,502
Distributions in excess of net investment income		(1,022)
Accumulated undistributed net realized gain (loss) on investments		(269,125)
Net unrealized appreciation (depreciation) on investments		1,492,808
Net Assets		$ 4,341,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,496,464 ÷ 27,630.5 shares)	$ 54.16

Maximum offering price per share (100/94.25 of $54.16)	$ 57.46
Class T: Net Asset Value and redemption price per share ($894,251 ÷ 16,857.8 shares)	$ 53.05

Maximum offering price per share (100/96.50 of $53.05)	$ 54.97
Class B: Net Asset Value and offering price per share ($36,423 ÷ 719.8 shares)A	$ 50.60

Class C: Net Asset Value and offering price per share ($569,508 ÷ 11,235.2 shares)A	$ 50.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,303,879 ÷ 23,732.1 shares)	$ 54.94

Class Z: Net Asset Value, offering price and redemption price per share ($40,638 ÷ 739.5 shares)	$ 54.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)
Investment Income
Dividends		$ 33,911
Interest		835
Income from Fidelity Central Funds		680
Total income		35,426

Expenses
Management fee	$ 13,856
Transfer agent fees	4,288
Distribution and service plan fees	7,689
Accounting and security lending fees	547
Custodian fees and expenses	22
Independent trustees' compensation	10
Registration fees	127
Audit	36
Legal	11
Miscellaneous	43
Total expenses before reductions	26,629
Expense reductions	-	26,629
Net investment income (loss)		8,797
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		74,708
Change in net unrealized appreciation (depreciation) on investment securities		(260,299)
Net gain (loss)		(185,591)
Net increase (decrease) in net assets resulting from operations		$ (176,794)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,797	$ 17,467
Net realized gain (loss)	74,708	14,835
Change in net unrealized appreciation (depreciation)	(260,299)	643,632
Net increase (decrease) in net assets resulting from operations	(176,794)	675,934
Distributions to shareholders from net investment income	(22,284)	(11,575)
Distributions to shareholders from net realized gain	(495)	-
Total distributions	(22,779)	(11,575)
Share transactions - net increase (decrease)	(196,094)	(1,727)
Total increase (decrease) in net assets	(395,667)	662,632

Net Assets
Beginning of period	4,736,830	4,074,198
End of period (including distributions in excess of net investment income of $1,022 and undistributed net investment income of $12,465, respectively)	$ 4,341,163	$ 4,736,830

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.57	$ 48.63	$ 34.29	$ 35.01	$ 28.55	$ 23.69
Income from Investment Operations
Net investment income (loss) E	.13	.26	.44 H	.11	(.08)	.05
Net realized and unrealized gain (loss)	(2.24)	7.84	13.94	(.51)	6.61	4.91
Total from investment operations	(2.11)	8.10	14.38	(.40)	6.53	4.96
Distributions from net investment income	(.29)	(.16)	(.04)	(.32)	(.01) I	(.09)
Distributions from net realized gain	(.01)	-	-	-	(.06) I	(.01)
Total distributions	(.30)	(.16)	(.04)	(.32)	(.07)	(.10)
Net asset value, end of period	$ 54.16	$ 56.57	$ 48.63	$ 34.29	$ 35.01	$ 28.55
Total Return B, C, D	(3.77)%	16.70%	41.95%	(1.04)%	22.88%	20.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.07% A	1.07%	1.11%	1.13%	1.13%	1.15%
Expenses net of fee waivers, if any	1.07% A	1.07%	1.11%	1.13%	1.13%	1.15%
Expenses net of all reductions	1.07% A	1.07%	1.10%	1.13%	1.12%	1.15%
Net investment income (loss)	.46% A	.49%	1.07% H	.33%	(.23)%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 1,496	$ 1,750	$ 1,490	$ 1,106	$ 1,426	$ 1,428
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.35	$ 47.59	$ 33.60	$ 34.36	$ 28.05	$ 23.30
Income from Investment Operations
Net investment income (loss) E	.06	.13	.34 H	.03	(.15)	(.01)
Net realized and unrealized gain (loss)	(2.19)	7.67	13.65	(.50)	6.48	4.83
Total from investment operations	(2.13)	7.80	13.99	(.47)	6.33	4.82
Distributions from net investment income	(.16)	(.04)	- K	(.29)	- I	(.06)
Distributions from net realized gain	(.01)	-	-	-	(.02) I	(.01)
Total distributions	(.17)	(.04)	- K	(.29)	(.02)	(.07)
Net asset value, end of period	$ 53.05	$ 55.35	$ 47.59	$ 33.60	$ 34.36	$ 28.05
Total Return B, C, D	(3.87)%	16.41%	41.65%	(1.26)%	22.58%	20.72%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.32%	1.34%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.32% A	1.31%	1.34%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.32% A	1.31%	1.33%	1.35%	1.35%	1.37%
Net investment income (loss)	.22% A	.25%	.85% H	.11%	(.45)%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 894	$ 1,007	$ 1,012	$ 753	$ 906	$ 867
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.79	$ 45.60	$ 32.38	$ 33.24	$ 27.27	$ 22.73
Income from Investment Operations
Net investment income (loss) E	(.09)	(.15)	.10 H	(.15)	(.33)	(.17)
Net realized and unrealized gain (loss)	(2.09)	7.34	13.12	(.49)	6.30	4.72
Total from investment operations	(2.18)	7.19	13.22	(.64)	5.97	4.55
Distributions from net investment income	-	-	-	(.22)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.01)	-	-	(.22)	-	(.01)
Net asset value, end of period	$ 50.60	$ 52.79	$ 45.60	$ 32.38	$ 33.24	$ 27.27
Total Return B, C, D	(4.14)%	15.77%	40.83%	(1.85)%	21.89%	20.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87% A	1.87%	1.91%	1.94%	1.93%	1.96%
Expenses net of fee waivers, if any	1.87% A	1.87%	1.91%	1.94%	1.93%	1.96%
Expenses net of all reductions	1.87% A	1.87%	1.91%	1.93%	1.92%	1.96%
Net investment income (loss)	(.34)% A	(.31)%	.27% H	(.48)%	(1.03)%	(.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 54	$ 80	$ 84	$ 121	$ 131
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.87	$ 45.65	$ 32.40	$ 33.24	$ 27.26	$ 22.70
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	.13 H	(.12)	(.31)	(.15)
Net realized and unrealized gain (loss)	(2.09)	7.35	13.12	(.49)	6.29	4.72
Total from investment operations	(2.17)	7.22	13.25	(.61)	5.98	4.57
Distributions from net investment income	-	-	-	(.23)	-	- J
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.01)	-	-	(.23)	-	(.01)
Net asset value, end of period	$ 50.69	$ 52.87	$ 45.65	$ 32.40	$ 33.24	$ 27.26
Total ReturnB, C, D	(4.11)%	15.82%	40.90%	(1.76)%	21.94%	20.13%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.82%	1.85%	1.87%	1.86%	1.89%
Expenses net of fee waivers, if any	1.82% A	1.82%	1.85%	1.87%	1.86%	1.89%
Expenses net of all reductions	1.82% A	1.82%	1.85%	1.86%	1.86%	1.89%
Net investment income (loss)	(.29)% A	(.26)%	.33% H	(.41)%	(.97)%	(.56)%
Supplemental Data
Net assets, end of period (in millions)	$ 570	$ 614	$ 527	$ 405	$ 522	$ 525
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.46	$ 49.39	$ 34.77	$ 35.44	$ 28.90	$ 23.97
Income from Investment Operations
Net investment income (loss) D	.20	.40	.57 G	.20	.02	.13
Net realized and unrealized gain (loss)	(2.26)	7.95	14.13	(.52)	6.67	4.96
Total from investment operations	(2.06)	8.35	14.70	(.32)	6.69	5.09
Distributions from net investment income	(.45)	(.28)	(.08)	(.35)	(.05) H	(.15)
Distributions from net realized gain	(.01)	-	-	-	(.10) H	(.01)
Total distributions	(.46)	(.28)	(.08)	(.35)	(.15)	(.16)
Net asset value, end of period	$ 54.94	$ 57.46	$ 49.39	$ 34.77	$ 35.44	$ 28.90
Total Return B, C	(3.63)%	16.99%	42.34%	(.77)%	23.21%	21.30%
Ratios to Average Net Assets E, I
Expenses before reductions	.82% A	.82%	.84%	.86%	.85%	.87%
Expenses net of fee waivers, if any	.82% A	.82%	.84%	.86%	.85%	.87%
Expenses net of all reductions	.82% A	.81%	.84%	.85%	.85%	.87%
Net investment income (loss)	.72% A	.75%	1.34% G	.60%	.04%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1,304	$ 1,272	$ 965	$ 631	$ 694	$ 710
Portfolio turnover rate F	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

	Six months ended January 31, 2015	Year ended July 31,
	(Unaudited)	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 57.51	$ 49.58
Income from Investment Operations
Net investment income (loss) D	.24	.48
Net realized and unrealized gain (loss)	(2.27)	7.77
Total from investment operations	(2.03)	8.25
Distributions from net investment income	(.52)	(.32)
Distributions from net realized gain	(.01)	-
Total distributions	(.53)	(.32)
Net asset value, end of period	$ 54.95	$ 57.51
Total Return B, C	(3.58) %	16.72%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.68% A
Expenses net of fee waivers, if any	.68% A	.68% A
Expenses net of all reductions	.68% A	.68% A
Net investment income (loss)	.85% A	.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 40
Portfolio turnover rate F	7% A	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to July 31, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,662,922
Gross unrealized depreciation	(170,177)
Net unrealized appreciation (depreciation) on securities	$ 1,492,745

Tax cost	$ 2,993,579

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (336,074)

The Fund elected to defer to its next fiscal year approximately $7,161 of capital losses recognized during the period November 1, 2013 to July 31, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $145,810 and $307,412, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,043	$ 40
Class T	.25%	.25%	2,420	-
Class B	.75%	.25%	222	167
Class C	.75%	.25%	3,004	292
			$ 7,689	$ 499

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 103
Class T	16
Class B*	6
Class C*	25
$ 150

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 1,553.19
Class T	887.18
Class B	52.24
Class C	569.19
Institutional Class	1,217.18
Class Z	10.05
	$ 4,288

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,396. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $512, including $25 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of nineteen dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net investment income
Class A	$ 8,435	$ 5,026
Class T	2,856	905
Institutional Class	10,623	5,634
Class Z	370	10
Total	$ 22,284	$ 11,575
From net realized gain
Class A	$ 169	$ -
Class T	104	-
Class B	5	-
Class C	68	-
Institutional Class	145	-
Class Z	4	-
Total	$ 495	$ -

A Distributions for Class Z are for the period August 31, 2013 (commencement of sale of shares) to July 31, 2014.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014 A	Six months ended January 31, 2015	Year ended July 31, 2014 A
Class A
Shares sold	2,321	8,400	$ 129,575	$ 439,268
Reinvestment of distributions	144	94	8,240	4,657
Shares redeemed	(5,767)	(8,210)	(321,162)	(436,610)
Net increase (decrease)	(3,302)	284	$ (183,347)	$ 7,315
Class T
Shares sold	1,446	3,963	$ 79,049	$ 203,269
Reinvestment of distributions	50	18	2,784	845
Shares redeemed	(2,836)	(7,046)	(154,525)	(360,634)
Net increase (decrease)	(1,340)	(3,065)	$ (72,692)	$ (156,520)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014 A	Six months ended January 31, 2015	Year ended July 31, 2014 A
Class B
Shares sold	11	15	$ 546	$ 708
Reinvestment of distributions	-*	-	4	-
Shares redeemed	(305)	(753)	(15,927)	(37,289)
Net increase (decrease)	(294)	(738)	$ (15,377)	$ (36,581)
Class C
Shares sold	589	1,696	$ 30,683	$ 83,424
Reinvestment of distributions	1	-	57	-
Shares redeemed	(966)	(1,619)	(50,091)	(79,990)
Net increase (decrease)	(376)	77	$ (19,351)	$ 3,434
Institutional Class
Shares sold	5,265	8,523	$ 299,116	$ 459,603
Reinvestment of distributions	163	93	9,472	4,709
Shares redeemed	(3,833)	(6,027)	(216,339)	(321,354)
Net increase (decrease)	1,595	2,589	$ 92,249	$ 142,958
Class Z
Shares sold	141	758	$ 7,963	$ 40,956
Reinvestment of distributions	6	-**	374	10
Shares redeemed	(106)	(59)	(5,913)	(3,299)
Net increase (decrease)	41	699	$ 2,424	$ 37,667

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to July 31, 2014.

* Amount represents eighty-one shares.

** Amount represents one hundred eighty-seven shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALSF-USAN-0315
1.786797.112

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Leveraged Company Stock

Fund - Institutional Class

Semiannual Report

January 31, 2015

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2015 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 to January 31, 2015).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value August 1, 2014	Ending Account Value January 31, 2015	Expenses Paid During Period* August 1, 2014 to January 31, 2015
Class A	1.07%
Actual		$ 1,000.00	$ 962.30	$ 5.29
HypotheticalA		$ 1,000.00	$ 1,019.81	$ 5.45
Class T	1.32%
Actual		$ 1,000.00	$ 961.30	$ 6.53
HypotheticalA		$ 1,000.00	$ 1,018.55	$ 6.72
Class B	1.87%
Actual		$ 1,000.00	$ 958.60	$ 9.23
HypotheticalA		$ 1,000.00	$ 1,015.78	$ 9.50
Class C	1.82%
Actual		$ 1,000.00	$ 958.90	$ 8.99
HypotheticalA		$ 1,000.00	$ 1,016.03	$ 9.25
Institutional Class	.82%
Actual		$ 1,000.00	$ 963.70	$ 4.06
HypotheticalA		$ 1,000.00	$ 1,021.07	$ 4.18
Class Z	.68%
Actual		$ 1,000.00	$ 964.20	$ 3.37
HypotheticalA		$ 1,000.00	$ 1,021.78	$ 3.47

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
LyondellBasell Industries NV Class A	7.5	10.2
Service Corp. International	4.6	3.9
Comcast Corp. Class A	3.7	3.6
Delta Air Lines, Inc.	3.2	2.3
Rock-Tenn Co. Class A	3.2	1.9
Boston Scientific Corp.	2.7	2.2
Ford Motor Co.	2.4	2.5
Bank of America Corp.	2.4	2.2
General Motors Co.	2.2	2.5
Merck & Co., Inc.	1.8	1.6
	33.7
Top Five Market Sectors as of January 31, 2015
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	24.4	23.9
Materials	13.0	14.2
Health Care	12.3	11.0
Industrials	11.7	10.6
Financials	11.4	10.7
Asset Allocation (% of fund's net assets)
As of January 31, 2015*		As of July 31, 2014**
	Stocks 94.4%		Stocks 93.9%
	Bonds 0.3%		Bonds 0.4%
	Short-Term Investments and Net Other Assets (Liabilities) 5.3%		Short-Term Investments and Net Other Assets (Liabilities) 5.7%
* Foreign investments	14.3%	** Foreign investments	17.2%

Semiannual Report

Investments January 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 24.4%
Auto Components - 2.2%
Delphi Automotive PLC	446,000	$ 30,654
Tenneco, Inc. (a)	630,300	32,410
TRW Automotive Holdings Corp. (a)	298,400	30,786
		93,850
Automobiles - 5.0%
Ford Motor Co.	7,095,667	104,377
General Motors Co.	2,976,872	97,106
General Motors Co.:
warrants 7/10/16 (a)	395,121	9,072
warrants 7/10/19 (a)	395,121	6,124
Motors Liquidation Co. GUC Trust (a)	100,812	1,653
		218,332
Diversified Consumer Services - 4.6%
Service Corp. International	8,897,167	201,343
Hotels, Restaurants & Leisure - 0.7%
ARAMARK Holdings Corp.	849,156	26,596
Penn National Gaming, Inc. (a)	297,660	4,456
Station Holdco LLC unit (a)(g)(h)	116,342	31
		31,083
Household Durables - 2.3%
Hovnanian Enterprises, Inc. Class A (a)(d)	1,181,000	4,063
Lennar Corp. Class A (d)	576,600	25,895
Newell Rubbermaid, Inc.	1,935,853	71,375
		101,333
Media - 7.3%
AMC Networks, Inc. Class A (a)	389,700	25,993
Cinemark Holdings, Inc.	2,129,655	79,159
Comcast Corp. Class A	3,007,466	159,832
Gray Television, Inc. (a)	3,167,163	29,961
Nexstar Broadcasting Group, Inc. Class A	394,502	19,684
		314,629
Specialty Retail - 2.3%
Asbury Automotive Group, Inc. (a)	314,878	23,367
GameStop Corp. Class A (d)	1,349,375	47,565
Sally Beauty Holdings, Inc. (a)	961,500	29,883
		100,815
TOTAL CONSUMER DISCRETIONARY		1,061,385
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 1.7%
Food Products - 1.3%
ConAgra Foods, Inc.	438,800	$ 15,547
Darling International, Inc. (a)	2,452,617	41,645
		57,192
Personal Products - 0.4%
Revlon, Inc. (a)	459,739	15,052
TOTAL CONSUMER STAPLES		72,244
ENERGY - 7.5%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	90,000	2,524
Halliburton Co.	943,707	37,739
Noble Corp.	753,990	12,230
Oil States International, Inc. (a)	203,434	8,355
Schlumberger Ltd.	90,600	7,465
Transocean Ltd. (United States) (d)	316,300	5,156
		73,469
Oil, Gas & Consumable Fuels - 5.8%
Continental Resources, Inc. (a)(d)	720,726	32,721
Hess Corp.	783,890	52,905
HollyFrontier Corp.	1,208,529	43,410
Peabody Energy Corp. (d)	1,969,875	12,272
QEP Resources, Inc.	795,900	16,093
Range Resources Corp.	202,800	9,384
Valero Energy Corp.	1,003,334	53,056
Western Refining, Inc.	393,586	14,614
Whiting Petroleum Corp. (a)	641,318	19,252
		253,707
TOTAL ENERGY		327,176
FINANCIALS - 11.2%
Banks - 7.6%
Bank of America Corp.	6,881,001	104,247
Barclays PLC sponsored ADR (d)	1,945,679	27,317
CIT Group, Inc.	170,690	7,480
Citigroup, Inc.	1,110,553	52,140
Huntington Bancshares, Inc.	7,094,120	71,083
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Banks - continued
Regions Financial Corp.	4,218,220	$ 36,699
SunTrust Banks, Inc.	836,400	32,134
		331,100
Consumer Finance - 1.0%
American Express Co.	515,752	41,616
Insurance - 1.1%
AFLAC, Inc.	530,400	30,275
Lincoln National Corp.	360,400	18,013
		48,288
Real Estate Investment Trusts - 1.0%
Gaming & Leisure Properties	355,926	11,614
Host Hotels & Resorts, Inc.	832,331	19,052
Sabra Health Care REIT, Inc.	452,492	14,796
		45,462
Real Estate Management & Development - 0.4%
Realogy Holdings Corp. (a)	369,860	17,198
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp. (a)	328,300	2,797
TOTAL FINANCIALS		486,461
HEALTH CARE - 12.3%
Health Care Equipment & Supplies - 3.2%
Boston Scientific Corp. (a)	8,034,144	118,986
Medtronic PLC	273,726	19,544
		138,530
Health Care Providers & Services - 5.8%
Community Health Systems, Inc. (a)	1,152,373	54,242
DaVita HealthCare Partners, Inc. (a)	464,906	34,896
HCA Holdings, Inc. (a)	998,521	70,695
Tenet Healthcare Corp. (a)	1,401,363	59,250
Universal Health Services, Inc. Class B	317,795	32,584
		251,667
Life Sciences Tools & Services - 0.4%
PRA Health Sciences, Inc.	574,700	15,017
Pharmaceuticals - 2.9%
Johnson & Johnson	127,900	12,808
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
Merck & Co., Inc.	1,321,200	$ 79,642
Sanofi SA sponsored ADR	745,266	34,349
		126,799
TOTAL HEALTH CARE		532,013
INDUSTRIALS - 11.7%
Aerospace & Defense - 1.9%
Honeywell International, Inc.	387,924	37,923
Huntington Ingalls Industries, Inc.	196,360	22,896
Textron, Inc.	497,300	21,165
		81,984
Airlines - 5.6%
American Airlines Group, Inc.	1,236,200	60,673
Delta Air Lines, Inc.	2,920,820	138,184
Southwest Airlines Co.	478,033	21,598
United Continental Holdings, Inc. (a)	309,700	21,484
		241,939
Building Products - 0.5%
Allegion PLC	201,992	10,910
Armstrong World Industries, Inc. (a)	240,781	12,208
		23,118
Commercial Services & Supplies - 0.8%
Civeo Corp.	406,868	1,192
Deluxe Corp.	380,287	24,692
Tyco International Ltd.	267,791	10,929
		36,813
Electrical Equipment - 0.5%
Emerson Electric Co.	136,500	7,772
Generac Holdings, Inc. (a)(d)	373,058	16,318
		24,090
Industrial Conglomerates - 0.5%
General Electric Co.	896,117	21,408
Machinery - 1.0%
Ingersoll-Rand PLC	605,977	40,237
Pentair PLC	64,254	3,972
		44,209
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Marine - 0.3%
Genco Shipping & Trading Ltd. (a)	457,020	$ 5,302
Navios Maritime Holdings, Inc. (d)	1,788,039	6,491
		11,793
Road & Rail - 0.3%
Hertz Global Holdings, Inc. (a)	583,000	11,963
Trading Companies & Distributors - 0.3%
United Rentals, Inc. (a)	133,600	11,069
TOTAL INDUSTRIALS		508,386
INFORMATION TECHNOLOGY - 9.7%
Communications Equipment - 1.2%
Cisco Systems, Inc.	1,982,651	52,273
Electronic Equipment & Components - 1.8%
Avnet, Inc.	489,587	20,377
Belden, Inc.	455,836	37,807
Corning, Inc.	605,400	14,390
Viasystems Group, Inc. (a)	441,914	7,075
		79,649
Internet Software & Services - 0.3%
VeriSign, Inc. (a)(d)	194,300	10,585
IT Services - 0.1%
Global Cash Access Holdings, Inc. (a)	942,420	6,229
Semiconductors & Semiconductor Equipment - 3.7%
Freescale Semiconductor, Inc. (a)(d)	939,600	30,152
Intersil Corp. Class A	1,177,013	16,843
Micron Technology, Inc. (a)	1,890,455	55,324
NXP Semiconductors NV (a)	403,936	32,048
ON Semiconductor Corp. (a)	2,545,694	25,482
		159,849
Software - 1.4%
Citrix Systems, Inc. (a)	190,801	11,307
Microsoft Corp.	1,258,432	50,841
		62,148
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Technology Hardware, Storage & Peripherals - 1.2%
EMC Corp.	1,160,700	$ 30,097
NCR Corp. (a)	882,069	22,405
		52,502
TOTAL INFORMATION TECHNOLOGY		423,235
MATERIALS - 13.0%
Chemicals - 8.6%
H.B. Fuller Co.	380,376	15,652
LyondellBasell Industries NV Class A	4,142,190	327,602
OMNOVA Solutions, Inc. (a)(e)	2,609,132	17,899
Phosphate Holdings, Inc. (a)	192,500	19
W.R. Grace & Co. (a)	154,904	13,427
		374,599
Containers & Packaging - 3.5%
Rock-Tenn Co. Class A	2,125,302	137,932
Sealed Air Corp.	378,366	15,324
		153,256
Metals & Mining - 0.1%
Ormet Corp. (a)	650,000	9
TimkenSteel Corp.	93,783	2,532
		2,541
Paper & Forest Products - 0.8%
Louisiana-Pacific Corp. (a)	1,221,110	19,990
Neenah Paper, Inc.	231,700	13,295
		33,285
TOTAL MATERIALS		563,681
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Frontier Communications Corp. (d)	4,666,144	31,333
Intelsat SA (a)	855,300	13,471
Level 3 Communications, Inc. (a)	297,341	14,790
		59,594
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - 1.3%
Electric Utilities - 0.3%
FirstEnergy Corp.	341,796	$ 13,785
Independent Power Producers & Renewable Electricity Producers - 1.0%
Calpine Corp. (a)	1,970,200	41,138
TOTAL UTILITIES		54,923
TOTAL COMMON STOCKS (Cost $2,588,601)		4,089,098
Nonconvertible Preferred Stocks - 0.2%

FINANCIALS - 0.2%
Capital Markets - 0.2%
GMAC Capital Trust I Series 2, 8.125% (Cost $9,025)	360,987	9,494
Nonconvertible Bonds - 0.3%
	Principal Amount (000s)
ENERGY - 0.3%
Energy Equipment & Services - 0.3%
Offshore Group Investment Ltd. 7.5% 11/1/19	$ 11,640	7,566
SAExploration Holdings, Inc. 10% 7/15/19 (f)	12,653	7,465
TOTAL NONCONVERTIBLE BONDS (Cost $23,189)		15,031
Money Market Funds - 8.6%
	Shares	Value (000s)
Fidelity Cash Central Fund, 0.13% (b)	238,903,444	$ 238,903
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	133,797,729	133,798
TOTAL MONEY MARKET FUNDS (Cost $372,701)		372,701
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $2,993,516)		4,486,324
NET OTHER ASSETS (LIABILITIES) - (3.3)%		(145,161)
NET ASSETS - 100%		$ 4,341,163
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,465,000 or 0.2% of net assets.

(g) Investment is owned by an entity that is treated as a U.S. Corporation for tax purposes in which the Fund holds a percentage ownership.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $31,000 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Station Holdco LLC unit	10/28/08 - 12/1/08	$ 4,745
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 168
Fidelity Securities Lending Cash Central Fund	512
Total	$ 680
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Gray Television, Inc.	$ 38,576	$ -	$ -	$ -	$ -
OMNOVA Solutions, Inc.	21,056	-	-	-	17,899
Total	$ 59,632	$ -	$ -	$ -	$ 17,899
Other Information

The following is a summary of the inputs used, as of January 31, 2015, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,061,385	$ 1,061,354	$ -	$ 31
Consumer Staples	72,244	72,244	-	-
Energy	327,176	327,176	-	-
Financials	495,955	495,955	-	-
Health Care	532,013	532,013	-	-
Industrials	508,386	508,386	-	-
Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Information Technology	$ 423,235	$ 423,235	$ -	$ -
Materials	563,681	563,681	-	-
Telecommunication Services	59,594	59,594	-	-
Utilities	54,923	54,923	-	-
Corporate Bonds	15,031	-	15,031	-
Money Market Funds	372,701	372,701	-	-
Total Investments in Securities:	$ 4,486,324	$ 4,471,262	$ 15,031	$ 31
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United States of America	85.7%
Netherlands	8.2%
Ireland	1.9%
Others (Individually Less Than 1%)	4.2%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $128,770) - See accompanying schedule: Unaffiliated issuers (cost $2,600,542)	$ 4,095,724
Fidelity Central Funds (cost $372,701)	372,701
Other affiliated issuers (cost $20,273)	17,899
Total Investments (cost $2,993,516)		$ 4,486,324
Receivable for fund shares sold		4,123
Dividends receivable		1,486
Interest receivable		274
Distributions receivable from Fidelity Central Funds		275
Prepaid expenses		9
Other receivables		4
Total assets		4,492,495

Liabilities
Payable for investments purchased	$ 186
Payable for fund shares redeemed	13,088
Accrued management fee	2,218
Distribution and service plan fees payable	1,215
Other affiliated payables	782
Other payables and accrued expenses	45
Collateral on securities loaned, at value	133,798
Total liabilities		151,332

Net Assets		$ 4,341,163
Net Assets consist of:
Paid in capital		$ 3,118,502
Distributions in excess of net investment income		(1,022)
Accumulated undistributed net realized gain (loss) on investments		(269,125)
Net unrealized appreciation (depreciation) on investments		1,492,808
Net Assets		$ 4,341,163

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	January 31, 2015 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,496,464 ÷ 27,630.5 shares)	$ 54.16

Maximum offering price per share (100/94.25 of $54.16)	$ 57.46
Class T: Net Asset Value and redemption price per share ($894,251 ÷ 16,857.8 shares)	$ 53.05

Maximum offering price per share (100/96.50 of $53.05)	$ 54.97
Class B: Net Asset Value and offering price per share ($36,423 ÷ 719.8 shares)A	$ 50.60

Class C: Net Asset Value and offering price per share ($569,508 ÷ 11,235.2 shares)A	$ 50.69

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,303,879 ÷ 23,732.1 shares)	$ 54.94

Class Z: Net Asset Value, offering price and redemption price per share ($40,638 ÷ 739.5 shares)	$ 54.95

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)
Investment Income
Dividends		$ 33,911
Interest		835
Income from Fidelity Central Funds		680
Total income		35,426

Expenses
Management fee	$ 13,856
Transfer agent fees	4,288
Distribution and service plan fees	7,689
Accounting and security lending fees	547
Custodian fees and expenses	22
Independent trustees' compensation	10
Registration fees	127
Audit	36
Legal	11
Miscellaneous	43
Total expenses before reductions	26,629
Expense reductions	-	26,629
Net investment income (loss)		8,797
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		74,708
Change in net unrealized appreciation (depreciation) on investment securities		(260,299)
Net gain (loss)		(185,591)
Net increase (decrease) in net assets resulting from operations		$ (176,794)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2015 (Unaudited)	Year ended July 31, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 8,797	$ 17,467
Net realized gain (loss)	74,708	14,835
Change in net unrealized appreciation (depreciation)	(260,299)	643,632
Net increase (decrease) in net assets resulting from operations	(176,794)	675,934
Distributions to shareholders from net investment income	(22,284)	(11,575)
Distributions to shareholders from net realized gain	(495)	-
Total distributions	(22,779)	(11,575)
Share transactions - net increase (decrease)	(196,094)	(1,727)
Total increase (decrease) in net assets	(395,667)	662,632

Net Assets
Beginning of period	4,736,830	4,074,198
End of period (including distributions in excess of net investment income of $1,022 and undistributed net investment income of $12,465, respectively)	$ 4,341,163	$ 4,736,830

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 56.57	$ 48.63	$ 34.29	$ 35.01	$ 28.55	$ 23.69
Income from Investment Operations
Net investment income (loss) E	.13	.26	.44 H	.11	(.08)	.05
Net realized and unrealized gain (loss)	(2.24)	7.84	13.94	(.51)	6.61	4.91
Total from investment operations	(2.11)	8.10	14.38	(.40)	6.53	4.96
Distributions from net investment income	(.29)	(.16)	(.04)	(.32)	(.01) I	(.09)
Distributions from net realized gain	(.01)	-	-	-	(.06) I	(.01)
Total distributions	(.30)	(.16)	(.04)	(.32)	(.07)	(.10)
Net asset value, end of period	$ 54.16	$ 56.57	$ 48.63	$ 34.29	$ 35.01	$ 28.55
Total Return B, C, D	(3.77)%	16.70%	41.95%	(1.04)%	22.88%	20.96%
Ratios to Average Net Assets F, J
Expenses before reductions	1.07% A	1.07%	1.11%	1.13%	1.13%	1.15%
Expenses net of fee waivers, if any	1.07% A	1.07%	1.11%	1.13%	1.13%	1.15%
Expenses net of all reductions	1.07% A	1.07%	1.10%	1.13%	1.12%	1.15%
Net investment income (loss)	.46% A	.49%	1.07% H	.33%	(.23)%	.18%
Supplemental Data
Net assets, end of period (in millions)	$ 1,496	$ 1,750	$ 1,490	$ 1,106	$ 1,426	$ 1,428
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .84%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class T

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 55.35	$ 47.59	$ 33.60	$ 34.36	$ 28.05	$ 23.30
Income from Investment Operations
Net investment income (loss) E	.06	.13	.34 H	.03	(.15)	(.01)
Net realized and unrealized gain (loss)	(2.19)	7.67	13.65	(.50)	6.48	4.83
Total from investment operations	(2.13)	7.80	13.99	(.47)	6.33	4.82
Distributions from net investment income	(.16)	(.04)	- K	(.29)	- I	(.06)
Distributions from net realized gain	(.01)	-	-	-	(.02) I	(.01)
Total distributions	(.17)	(.04)	- K	(.29)	(.02)	(.07)
Net asset value, end of period	$ 53.05	$ 55.35	$ 47.59	$ 33.60	$ 34.36	$ 28.05
Total Return B, C, D	(3.87)%	16.41%	41.65%	(1.26)%	22.58%	20.72%
Ratios to Average Net Assets F, J
Expenses before reductions	1.32% A	1.32%	1.34%	1.35%	1.35%	1.37%
Expenses net of fee waivers, if any	1.32% A	1.31%	1.34%	1.35%	1.35%	1.37%
Expenses net of all reductions	1.32% A	1.31%	1.33%	1.35%	1.35%	1.37%
Net investment income (loss)	.22% A	.25%	.85% H	.11%	(.45)%	(.04)%
Supplemental Data
Net assets, end of period (in millions)	$ 894	$ 1,007	$ 1,012	$ 753	$ 906	$ 867
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .61%. I The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. K Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class B

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.79	$ 45.60	$ 32.38	$ 33.24	$ 27.27	$ 22.73
Income from Investment Operations
Net investment income (loss) E	(.09)	(.15)	.10 H	(.15)	(.33)	(.17)
Net realized and unrealized gain (loss)	(2.09)	7.34	13.12	(.49)	6.30	4.72
Total from investment operations	(2.18)	7.19	13.22	(.64)	5.97	4.55
Distributions from net investment income	-	-	-	(.22)	-	-
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.01)	-	-	(.22)	-	(.01)
Net asset value, end of period	$ 50.60	$ 52.79	$ 45.60	$ 32.38	$ 33.24	$ 27.27
Total Return B, C, D	(4.14)%	15.77%	40.83%	(1.85)%	21.89%	20.00%
Ratios to Average Net Assets F, I
Expenses before reductions	1.87% A	1.87%	1.91%	1.94%	1.93%	1.96%
Expenses net of fee waivers, if any	1.87% A	1.87%	1.91%	1.94%	1.93%	1.96%
Expenses net of all reductions	1.87% A	1.87%	1.91%	1.93%	1.92%	1.96%
Net investment income (loss)	(.34)% A	(.31)%	.27% H	(.48)%	(1.03)%	(.63)%
Supplemental Data
Net assets, end of period (in millions)	$ 36	$ 54	$ 80	$ 84	$ 121	$ 131
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .04%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class C

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 52.87	$ 45.65	$ 32.40	$ 33.24	$ 27.26	$ 22.70
Income from Investment Operations
Net investment income (loss) E	(.08)	(.13)	.13 H	(.12)	(.31)	(.15)
Net realized and unrealized gain (loss)	(2.09)	7.35	13.12	(.49)	6.29	4.72
Total from investment operations	(2.17)	7.22	13.25	(.61)	5.98	4.57
Distributions from net investment income	-	-	-	(.23)	-	- J
Distributions from net realized gain	(.01)	-	-	-	-	(.01)
Total distributions	(.01)	-	-	(.23)	-	(.01)
Net asset value, end of period	$ 50.69	$ 52.87	$ 45.65	$ 32.40	$ 33.24	$ 27.26
Total ReturnB, C, D	(4.11)%	15.82%	40.90%	(1.76)%	21.94%	20.13%
Ratios to Average Net Assets F, I
Expenses before reductions	1.82% A	1.82%	1.85%	1.87%	1.86%	1.89%
Expenses net of fee waivers, if any	1.82% A	1.82%	1.85%	1.87%	1.86%	1.89%
Expenses net of all reductions	1.82% A	1.82%	1.85%	1.86%	1.86%	1.89%
Net investment income (loss)	(.29)% A	(.26)%	.33% H	(.41)%	(.97)%	(.56)%
Supplemental Data
Net assets, end of period (in millions)	$ 570	$ 614	$ 527	$ 405	$ 522	$ 525
Portfolio turnover rate G	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. G Amount does not include the portfolio activity of any underlying Fidelity Central Funds. H Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .10%. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. J Amount represents less than $.01 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Institutional Class

	Six months ended January 31, 2015	Years ended July 31,
	(Unaudited)	2014	2013	2012	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 57.46	$ 49.39	$ 34.77	$ 35.44	$ 28.90	$ 23.97
Income from Investment Operations
Net investment income (loss) D	.20	.40	.57 G	.20	.02	.13
Net realized and unrealized gain (loss)	(2.26)	7.95	14.13	(.52)	6.67	4.96
Total from investment operations	(2.06)	8.35	14.70	(.32)	6.69	5.09
Distributions from net investment income	(.45)	(.28)	(.08)	(.35)	(.05) H	(.15)
Distributions from net realized gain	(.01)	-	-	-	(.10) H	(.01)
Total distributions	(.46)	(.28)	(.08)	(.35)	(.15)	(.16)
Net asset value, end of period	$ 54.94	$ 57.46	$ 49.39	$ 34.77	$ 35.44	$ 28.90
Total Return B, C	(3.63)%	16.99%	42.34%	(.77)%	23.21%	21.30%
Ratios to Average Net Assets E, I
Expenses before reductions	.82% A	.82%	.84%	.86%	.85%	.87%
Expenses net of fee waivers, if any	.82% A	.82%	.84%	.86%	.85%	.87%
Expenses net of all reductions	.82% A	.81%	.84%	.85%	.85%	.87%
Net investment income (loss)	.72% A	.75%	1.34% G	.60%	.04%	.46%
Supplemental Data
Net assets, end of period (in millions)	$ 1,304	$ 1,272	$ 965	$ 631	$ 694	$ 710
Portfolio turnover rate F	7% A	9%	17%	30%	18%	22%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.11%. H The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown. I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights - Class Z

	Six months ended January 31, 2015	Year ended July 31,
	(Unaudited)	2014 G
Selected Per-Share Data
Net asset value, beginning of period	$ 57.51	$ 49.58
Income from Investment Operations
Net investment income (loss) D	.24	.48
Net realized and unrealized gain (loss)	(2.27)	7.77
Total from investment operations	(2.03)	8.25
Distributions from net investment income	(.52)	(.32)
Distributions from net realized gain	(.01)	-
Total distributions	(.53)	(.32)
Net asset value, end of period	$ 54.95	$ 57.51
Total Return B, C	(3.58) %	16.72%
Ratios to Average Net Assets E, H
Expenses before reductions	.68% A	.68% A
Expenses net of fee waivers, if any	.68% A	.68% A
Expenses net of all reductions	.68% A	.68% A
Net investment income (loss)	.85% A	.88% A
Supplemental Data
Net assets, end of period (in millions)	$ 41	$ 40
Portfolio turnover rate F	7% A	9%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period August 13, 2013 (commencement of sale of shares) to July 31, 2014. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended January 31, 2015 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor® Leveraged Company Stock Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Institutional Class and Class Z shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of

Semiannual Report

3. Significant Accounting Policies - continued

the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2015, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, equity-debt classifications, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,662,922
Gross unrealized depreciation	(170,177)
Net unrealized appreciation (depreciation) on securities	$ 1,492,745

Tax cost	$ 2,993,579

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (336,074)

The Fund elected to defer to its next fiscal year approximately $7,161 of capital losses recognized during the period November 1, 2013 to July 31, 2014.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

New Accounting Pronouncement. In June 2014, the Financial Accounting Standards Board issued Accounting Standard Update No. 2014-11, Repurchase-to-Maturity Transactions, Repurchase Financings, and Disclosures (the Update). The Update amends the accounting for certain repurchase agreements and expands disclosure requirements for reverse repurchase agreements, securities lending and other similar transactions. The disclosure requirements are effective for annual and interim reporting periods beginning after December 15, 2014. Management is currently evaluating the impact of the Update on the Fund's financial statements and related disclosures.

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $145,810 and $307,412, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .60% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 2,043	$ 40
Class T	.25%	.25%	2,420	-
Class B	.75%	.25%	222	167
Class C	.75%	.25%	3,004	292
			$ 7,689	$ 499

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 103
Class T	16
Class B*	6
Class C*	25
$ 150

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class Z. FIIOC receives an asset-based fee of Class Z's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets*
Class A	$ 1,553.19
Class T	887.18
Class B	52.24
Class C	569.19
Institutional Class	1,217.18
Class Z	10.05
	$ 4,288

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $6 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,396. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $512, including $25 from securities loaned to FCM.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

8. Expense Reductions.

The investment adviser reimbursed a portion of the Fund's operating expenses, including certain Institutional Class expenses during the period in the amount of nineteen dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2015	Year ended July 31, 2014 A
From net investment income
Class A	$ 8,435	$ 5,026
Class T	2,856	905
Institutional Class	10,623	5,634
Class Z	370	10
Total	$ 22,284	$ 11,575
From net realized gain
Class A	$ 169	$ -
Class T	104	-
Class B	5	-
Class C	68	-
Institutional Class	145	-
Class Z	4	-
Total	$ 495	$ -

A Distributions for Class Z are for the period August 31, 2013 (commencement of sale of shares) to July 31, 2014.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between funds:

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014 A	Six months ended January 31, 2015	Year ended July 31, 2014 A
Class A
Shares sold	2,321	8,400	$ 129,575	$ 439,268
Reinvestment of distributions	144	94	8,240	4,657
Shares redeemed	(5,767)	(8,210)	(321,162)	(436,610)
Net increase (decrease)	(3,302)	284	$ (183,347)	$ 7,315
Class T
Shares sold	1,446	3,963	$ 79,049	$ 203,269
Reinvestment of distributions	50	18	2,784	845
Shares redeemed	(2,836)	(7,046)	(154,525)	(360,634)
Net increase (decrease)	(1,340)	(3,065)	$ (72,692)	$ (156,520)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended January 31, 2015	Year ended July 31, 2014 A	Six months ended January 31, 2015	Year ended July 31, 2014 A
Class B
Shares sold	11	15	$ 546	$ 708
Reinvestment of distributions	-*	-	4	-
Shares redeemed	(305)	(753)	(15,927)	(37,289)
Net increase (decrease)	(294)	(738)	$ (15,377)	$ (36,581)
Class C
Shares sold	589	1,696	$ 30,683	$ 83,424
Reinvestment of distributions	1	-	57	-
Shares redeemed	(966)	(1,619)	(50,091)	(79,990)
Net increase (decrease)	(376)	77	$ (19,351)	$ 3,434
Institutional Class
Shares sold	5,265	8,523	$ 299,116	$ 459,603
Reinvestment of distributions	163	93	9,472	4,709
Shares redeemed	(3,833)	(6,027)	(216,339)	(321,354)
Net increase (decrease)	1,595	2,589	$ 92,249	$ 142,958
Class Z
Shares sold	141	758	$ 7,963	$ 40,956
Reinvestment of distributions	6	-**	374	10
Shares redeemed	(106)	(59)	(5,913)	(3,299)
Net increase (decrease)	41	699	$ 2,424	$ 37,667

A Share transactions for Class Z are for the period August 13, 2013 (commencement of sale of shares) to July 31, 2014.

* Amount represents eighty-one shares.

** Amount represents one hundred eighty-seven shares.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

(Fidelity Investment logo)(registered trademark)

ALSFI-USAN-0315
1.786798.112

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	March 27, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2015